ANNUAL REPORT
MARCH 31, 2003

PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./
INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE
Money market

OBJECTIVE
High current income consistent with the preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                PRUDENTIAL FINANCIAL (LOGO)

Prudential
Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Institutional Liquidity Portfolio,
Inc. (PILP)/Institutional Money Market Series (the
Series) seeks high current income consistent with the preservation of principal and liquidity. The Series is a diversified portfolio consisting of primarily
(at least 80% of its net assets plus any borrowings for investment purposes) high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States, and foreign banks, companies, and governments. Remaining maturities can range from one day to 13 months. We typically purchase securities rated in one of the two highest short-term rating categories by at least two nationally recognized statistical organizations, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value (NAV) of $1 per share, we can't guarantee success.

Institutional Money Market Fund Yield Comparison

                    (GRAPH)
                               www.prudential.com    (800) 521-7466

Annual Report    March 31, 2003

    Fund Facts                                         As of 3/31/03

                                         7-Day        Net Asset    Weighted Avg.   Net Assets
                                     Current Yield   Value (NAV)    Mat. (WAM)     (Millions)
PILP Class A                             1.14%          $1.00         67 Days      $  439.8
PILP Class I*                            1.19%          $1.00         67 Days      $1,713.9
iMoneyNet, Inc. Prime Institutional
Universe Average**                       0.94%          $1.00         50 Days        N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in PILP is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although PILP seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in PILP.

* Class I shares are not subject to distribution and serrvice (12b-1) fees.

**The iMoneyNet, Inc. Prime Institutional Universe
  Average is based on the average yield and WAM of all funds in the iMoneyNet, Inc. Prime Institutional
  Universe category. iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime
  Institutional Universe category as of March 25, 2003, the closest date to the end of our reporting period.


Weighted Average Maturity Comparison

                   (GRAPH)

PRUDENTIAL FINANCIAL (LOGO)               May 8, 2003

DEAR SHAREHOLDER,
Money market funds and other conservative investment alternatives served as safe havens for investors discouraged by a volatile equity market during the Institutional Money Market Series' fiscal year ended
March 31, 2003. As the economic recovery in the United States struggled to stay on track, the weakened stock market began to rebound in late 2002, only to turn sharply lower again during the first quarter of 2003. In light of these large swings in stock prices, the conservative market sentiment was not surprising.

Doubts about the staying power of the economic recovery encouraged a trend toward lower interest rates that reduced the level of income earned in all portfolios investing in money market securities.
Nevertheless, the Series' Class A and Class I shares provided yields that were higher than those of the average comparable portfolio, as measured by iMoneyNet, Inc. The Series also maintained the NAV of its Class A and Class I shares at $1 per share. On the following pages, the Series' management team explains conditions in the money markets and the Series' performance.

In March 2003 I was named president of the Series. I am pleased to lead an organization aimed at offering a high-quality product based on consistent investment disciplines--a point of stability in today's turbulent markets. At Prudential Financial, we recommend that you work closely with a financial professional if you are considering making any changes to your investment strategy. As always, we appreciate your continued confidence in Prudential mutual funds and look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Prudential Institutional Liquidity Portfolio, Inc./
Institutional Money Market Series

Prudential
Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series

Annual Report    March 31, 2003

INVESTMENT ADVISER'S REPORT

A YEAR OF VITAL CHANGES IN THE U.S. AND ABROAD
Developments in the financial markets, the geopolitical arena, and the U.S. economy encouraged a cautious attitude among investors during our fiscal year that began April 1, 2002. Corporate governance scandals at major U.S. firms roiled the stock market.
There was also uncertainty prior to an apparently short-lived war in Iraq and concern about the recent maneuvers of North Korea with respect to its nuclear weapons program. Under these conditions, economic growth in the United States slowed considerably due to sluggish business investment and less robust consumer spending.

The economy began our reporting period on a stronger note. In fact, the Federal Reserve (the Fed) was originally expected to increase short-term interest rates to prevent the economy from overheating. However, as our fiscal year continued, conditions deteriorated to such an extent that expectations for a tighter monetary policy turned into expectations for a reduction in short-term rates to help encourage business activity.

Change in the outlook for monetary policy led investors to accept lower yields (and pay higher prices) for money market securities. In November 2002 the Fed reduced the federal funds rate by 50 basis points to 1.25%, its lowest level in 41 years. Money market yields continued to decline during the remainder of our reporting period. This trend reflected speculation that the Fed would provide further stimulus in 2003 as the stock market and the economy continued to suffer when consumer confidence plunged before the war in Iraq began.

In this environment of declining interest rates, our analysis of the changing slope of the London
Interbank Offered Rate (LIBOR) yield curve helped identify securities that offered better relative value. For example, the LIBOR yield curve began to flatten early in our reporting period as growing demand for securities maturing in one year drove their yields lower. Investors hur-

Prudential
Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series

Annual Report    March 31, 2003

riedly purchased one-year securities because, as previously discussed, they expected monetary policy to become more accommodative. As yields on one-year securities slid to unattractive levels, we believed it made little sense to purchase them at that time.
Therefore, we focused on the short- and intermediate-term areas of the LIBOR yield curve by purchasing securities maturing in one, three, or six months that offered better relative value than one-year securities.

Another way that we identified securities offering better relative value was by analyzing trends within various money market sectors. Among federal agency securities, we purchased callable securities, which were scheduled to mature in 13 months but could be retired by their issuers in three months. These securities were priced attractively to compensate investors for the early maturity option. We also found better investment opportunities in bank liabilities such as certificates of deposit and commercial paper maturing in six to nine months.

LOOKING AHEAD
Widespread expectations for a more accommodative monetary policy in 2003 faded after fighting ended in Iraq. But because geopolitical risks remain and the lackluster pace of economic growth continues, the Fed could still cut short-term rates this year.
Nevertheless, we are considering selectively increasing the Series' exposure to variable rate securities. This will help the Series take better advantage of an eventual rise in interest rates that will likely occur once economic growth accelerates and rates on these securities begin to reset to higher levels.

Institutional Money Market Series Management Team

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2003

Principal
Amount
(000)       Description                                            Value (Note 1)
---------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  3.3%
            Citibank NA
$ 21,000    1.23%, 6/12/03                                         $   21,000,000
            Wells Fargo Bank NA
  50,000    1.25%, 6/12/03                                             50,000,000
                                                                   --------------
                                                                       71,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  22.0%
            Bayerische Landesbank
  32,000    1.28%, 12/1/03                                             32,000,000
            BNP Paribas
  56,000    1.44%, 4/1/03                                              56,000,000
  50,000    1.60%, 11/21/03                                            50,000,000
            Canadian Imperial Bank of Commerce
  50,000    1.35%, 6/20/03                                             50,000,000
            Danske Bank
 100,000    1.32%, 10/23/03                                           100,000,000
            Deutsche Bank AG
 100,000    1.44%, 4/1/03                                             100,000,000
            Dexia Bank
  55,000    1.23%, 4/14/03                                             55,000,000
            Natexis Banques Populaires
  11,000    1.255%, 5/2/03                                             10,999,953
            Royal Bank of Scotland PLC
  20,000    1.35%, 4/19/04                                             20,000,000
                                                                   --------------
                                                                      473,999,953
-------------------------------------------------------------------------------------
Commercial Paper  29.5%
            Alcoa, Inc.
  34,338    1.40%, 4/1/03                                              34,338,000
            Amsterdam Funding Corp.
  68,942    1.50%, 4/3/03                                              68,936,255
            Aventis
  14,500    1.25%, 6/24/03                                             14,457,708

    See Notes to Financial Statements                                      5

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2003 Cont'd.

Principal
Amount
(000)       Description                                            Value (Note 1)
---------------------------------------------------------------------------------------
            Barton Capital Corp.
$  2,996    1.30%, 4/21/03                                         $    2,993,836
  19,944    1.30%, 4/23/03                                             19,928,156
            Citicorp
  50,000    1.26%, 6/11/03                                             49,875,750
            Corporate Asset Funding Co.
  30,000    1.27%, 4/23/03                                             29,976,717
   1,000    1.23%, 6/19/03                                                997,301
            CXC LLC
   9,000    1.23%, 6/13/03                                              8,977,552
            Forrestal Funding Master Trust
  54,594    1.27%, 4/22/03                                             54,553,555
  15,000    1.22%, 6/6/03                                              14,966,450
            Hamburgische Landesbank
  25,000    1.28%, 10/8/03                                             24,831,111
  35,000    1.32%, 10/17/03                                            34,744,617
            Independence Funding LLC
  38,047    1.29%, 4/24/03                                             38,015,643
            Morgan Stanley
   7,000    1.24%, 5/23/03                                              6,987,462
            Nordeutsche Landesbank
  25,000    1.30%, 4/15/03                                             24,987,361
   3,000    1.25%, 5/12/03                                              2,995,729
            Nyala Funding LLC
  14,000    1.32%, 5/16/03                                             13,976,900
            Prudential PLC
  15,000    1.23%, 6/10/03                                             14,964,125
            Santander Central Hispano Finance, Inc.
  25,000    1.41%, 5/28/03                                             24,944,187
            Schlumberger Technology Corp.
  24,000    1.25%, 6/9/03                                              23,942,500
            Sheffield Receivables Corp.
  36,000    1.27%, 4/25/03                                             35,969,520
            Societe Generale
  35,032    1.44%, 4/1/03                                              35,032,000
  19,800    1.20%, 6/9/03                                              19,754,460

    6                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2003 Cont'd.

Principal
Amount
(000)       Description                                            Value (Note 1)
---------------------------------------------------------------------------------------
            Swiss RE Financial Products Corp.
$  7,890    1.30%, 6/9/03                                          $    7,870,341
            Tulip Funding Corp.
  25,000    1.41%, 6/3/03                                              24,938,312
                                                                   --------------
                                                                      633,955,548
-------------------------------------------------------------------------------------
Other Corporate Obligations  22.6%
            Allstate Life Insurance Co.
  15,000    1.52%, 5/1/03(b)(c)
             (cost $15,000,000, date purchased 5/1/01)                 15,000,000
            American Express Credit Corp., MTN
  23,000    1.3675%, 4/7/03(b)                                         23,000,000
            GE Capital Assurance Co.
  26,000    1.38125%, 4/22/03(b)(c)
             (cost $26,000,000, date purchased 7/22/02)                26,000,000
            GE Capital Corp., MTN
  70,000    1.355%, 4/9/03(b)                                          70,000,000
            Goldman Sachs Group, Inc., MTN
  78,000    1.40875%, 6/17/03(b)                                       78,000,000
            Jackson National Life, Inc.
  24,000    1.45875%, 4/22/03(b)(c)
             (cost $24,000,000, date purchased 4/22/02)                24,000,000
            JP Morgan Chase & Co., MTN
  15,000    1.44%, 5/27/03(b)                                          15,007,618
            Merrill Lynch & Co., Inc., MTN
 101,000    1.37063%, 4/11/03(b)                                      101,000,000
            MetLife Insurance Co.
  23,000    1.49%, 4/3/03(b)(c)
             (cost $23,000,000, date purchased 10/3/02)                23,000,000
  10,000    1.43%, 5/7/03(b)(c)
             (cost $10,000,000, date purchased 2/7/03)                 10,000,000
  12,000    1.40%, 6/24/03(b)(c)
             (cost $12,000,000, date purchased 10/24/02)               12,000,000
            Morgan Stanley, MTN
  46,000    1.38%, 4/15/03(b)                                          46,000,000

    See Notes to Financial Statements                                      7

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2003 Cont'd.

Principal
Amount
(000)       Description                                            Value (Note 1)
---------------------------------------------------------------------------------------
            Pacific Life Insurance Co.
$  9,000    1.39469%, 6/11/03(b)(c)
             (cost $9,000,000, dated purchased 9/9/02)             $    9,000,000
            Travelers Insurance Co.
  25,000    1.44%, 5/27/03(b)(c)
             (cost $25,000,000, date purchased 2/25/03)                25,000,000
            United of Omaha Life Insurance Co.
  10,000    1.50875%, 6/5/03(b)(c)
             (cost $10,000,000, date purchased 12/5/02)                10,000,000
                                                                   --------------
                                                                      487,007,618
-------------------------------------------------------------------------------------
U.S. Government Agency  5.3%
            Federal Home Loan Bank
  25,000    1.60%, 2/3/04                                              25,000,000
  25,000    1.60%, 2/6/04                                              25,000,000
  25,000    1.425%, 3/8/04                                             25,000,000
            Federal National Mortgage Association
  40,000    1.50%, 3/2/04                                              40,000,000
                                                                   --------------
                                                                      115,000,000
Shares
---------------------------------------------------------------------------------
Mutual Fund  17.3%
372,000,273 Prudential Core Investment Fund - Taxable Money
Market
             Series (Note 3)
                                                                      372,000,273
                                                                   --------------
            Total Investments  100.0%
             (amortized cost $2,152,963,392(a))                     2,152,963,392
            Other assets in excess of liabilities                         724,096
                                                                   --------------
            Net Assets  100%                                       $2,153,687,488
                                                                   --------------
                                                                   --------------

    8                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of March 31, 2003 Cont'd.

(a) Federal income tax basis is the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(c) Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $154,000,000. The aggregate value of $154,000,000 is 7.2% of net assets.

MTN--Medium Term Note.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2003 was as follows:

Commercial Banks.......................................................   39.3%
Mutual Fund............................................................   17.3
Securities Brokers & Dealers...........................................   10.8
Asset Backed Securities................................................    9.5
Life Insurance.........................................................    7.0
Federal Credit Agencies................................................    5.3
Short-Term Business Credit.............................................    3.3
Bank Holding Companies - Domestic......................................    3.0
Oil & Gas Field Service................................................    2.7
Financial Services.....................................................    1.1
Pharmaceutical.........................................................    0.7
                                                                         -----
                                                                         100.0
Other assets in excess of liabilities..................................    0.0
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                      9

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Assets and Liabilities

                                                                  March 31, 2003
--------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $2,152,963,392
Cash                                                                         371
Dividends and interest receivable                                      1,830,619
Prepaid expenses                                                          29,963
                                                                  --------------
      Total assets                                                 2,154,824,345
                                                                  --------------
LIABILITIES
Dividends payable                                                        560,316
Management fee payable                                                   287,846
Accrued expenses                                                         247,966
Deferred directors' fees                                                  22,772
Distribution fee payable                                                  17,957
                                                                  --------------
      Total liabilities                                                1,136,857
                                                                  --------------
NET ASSETS                                                        $2,153,687,488
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Common stock, at par                                           $    2,153,687
   Paid-in capital in excess of par                                2,151,533,801
                                                                  --------------
Net assets, March 31, 2003                                        $2,153,687,488
                                                                  --------------
                                                                  --------------

Class A:
   Net asset value, offering and redemption price per share
      ($439,782,784 / 439,782,784 shares of $.001 par value
      common stock issued and outstanding)                                 $1.00
                                                                  --------------
                                                                  --------------
Class I:
   Net asset value, offering and redemption price per share
      ($1,713,904,704 / 1,713,904,704 shares of $.001 par
      value common stock issued and outstanding)                           $1.00
                                                                  --------------
                                                                  --------------

    10                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Operations

                                                                        Year
                                                                       Ended
                                                                   March 31, 2003
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 52,415,827
   Dividends                                                           9,495,445
                                                                   --------------
                                                                      61,911,272
                                                                   --------------
Expenses
   Management fee                                                      6,770,732
   Distribution fee--Class A                                             483,544
   Custodian's fees and expenses                                         245,000
   Transfer agent's fees and expenses                                    244,000
   Registration fees                                                      89,000
   Reports to shareholders                                                63,000
   Insurance expenses                                                     48,000
   Directors' fees                                                        33,000
   Audit fee                                                              25,000
   Legal fees and expenses                                                19,000
   Miscellaneous                                                          19,169
                                                                   --------------
      Total expenses                                                   8,039,445
   Less: Expense subsidy (Note 4)                                       (785,350)
       Management fee waiver (Note 2)                                 (1,692,683)
       Distribution fee waiver (Note 2)                                 (282,067)
                                                                   --------------
   Net expenses                                                        5,279,345
                                                                   --------------
Net investment income                                                 56,631,927
                                                                   --------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              84,021
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 56,715,948
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                     11

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Changes in Net Assets

                                                     Year Ended March 31,
                                             ------------------------------------
                                                   2003                2002
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $     56,631,927    $    128,620,723
   Net realized gain on investment
      transactions                                     84,021             428,569
                                             ----------------    ----------------
   Net increase in net assets resulting
      from operations                              56,715,948         129,049,292
                                             ----------------    ----------------
Dividends and distributions (Note 1)
   Class A                                         (6,374,377)        (15,163,386)
   Class I                                        (50,341,571)       (113,885,906)
                                             ----------------    ----------------
                                                  (56,715,948)       (129,049,292)
                                             ----------------    ----------------
Fund share transactions (net of
   conversions)
   (Note 6)
   Net proceeds from shares subscribed         19,835,004,263      25,336,594,403
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                38,853,711          92,983,050
   Cost of shares reacquired                  (21,857,842,335)    (23,852,403,001)
                                             ----------------    ----------------
   Net increase (decrease) in net assets
      from Fund share transactions             (1,983,984,361)      1,577,174,452
                                             ----------------    ----------------
Total increase (decrease)                      (1,983,984,361)      1,577,174,452
NET ASSETS
Beginning of year                               4,137,671,849       2,560,497,397
                                             ----------------    ----------------
End of of year                               $  2,153,687,488    $  4,137,671,849
                                             ----------------    ----------------
                                             ----------------    ----------------

    12                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund consists of two series--the Institutional Money Market Series (the 'Series') and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted securities held by the Series as of March 31, 2003 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees, which are charged directly to the respective classes) and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to
                                                                          13

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.

meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income and net realized short-term capital gains (losses). Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PI has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $1,692,683 ($.0008 per share) for the year ended March 31, 2003. The Series is not required to reimburse PI for such waiver.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series' Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series' Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series' average daily net assets of the Class A shares. PIMS has agreed to waive a portion (.07 of 1% of the Series' average daily net assets of the Class A shares) of the distribution fee, which amounted to $282,067 ($.0006 per Class A share) for the year ended March 31, 2003. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

      PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended March 31, 2003, the Series incurred fees of $240,000 for the services of PMFS. As of March 31, 2003, $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Series invests in the Taxable Money Market Series (the 'Portfolio'), a portfolio of the Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended March 31, 2003, the Series earned income of $9,495,445 from the Portfolio.

Note 4. Expense Subsidy
PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the year ended March 31, 2003, such reimbursement amounted to $785,350 ($.0004 per share for Class A and I shares; 0.02% of average net assets).

Note 5. Distributions and Tax Information
For the year ended March 31, 2003 and March 31, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $56,715,948 and $129,049,292, respectively, was ordinary income for federal income tax purposes.

Note 6. Capital
The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

      There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.
                                                                          15

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements Cont'd.

      As of March 31, 2003, Prudential owned 321,628,639 Class I shares.

      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                         Shares and
Class A                                                                Dollar Amount
-------------------------------------------------------------------   ----------------
Year ended March 31, 2003:
Shares sold                                                                735,565,310
Shares issued in reinvestment of dividends and distributions                 6,255,879
Shares reacquired                                                         (678,945,845)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion             62,875,344
Shares reacquired upon conversion from Class I                             (56,094,014)
                                                                      ----------------
Net increase (decrease) in shares outstanding                                6,781,330
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2002:
Shares sold                                                                898,328,424
Shares issued in reinvestment of dividends and distributions                15,022,355
Shares reacquired                                                         (889,138,746)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion             24,212,033
Shares reacquired upon conversion from Class I                             (59,498,046)
                                                                      ----------------
Net increase (decrease) in shares outstanding                              (35,286,013)
                                                                      ----------------
                                                                      ----------------
Class I
-------------------------------------------------------------------
Year ended March 31, 2003:
Shares sold                                                             19,099,438,953
Shares issued in reinvestment of dividends and distributions                32,597,832
Shares reacquired                                                      (21,178,896,490)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion         (2,046,859,705)
Shares issued upon conversion from Class A                                  56,094,014
                                                                      ----------------
Net increase (decrease) in shares outstanding                           (1,990,765,691)
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2002:
Shares sold                                                             24,438,265,979
Shares issued in reinvestment of dividends and distributions                77,960,695
Shares reacquired                                                      (22,963,264,255)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion          1,552,962,419
Shares issued upon conversion from Class A                                  59,498,046
                                                                      ----------------
Net increase (decrease) in shares outstanding                            1,612,460,465
                                                                      ----------------
                                                                      ----------------

                                                        ANNUAL REPORT
                                                        MARCH 31, 2003


            PRUDENTIAL
            INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
--------------------------------------------------------------------------------


                                                        FINANCIAL HIGHLIGHTS

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights

                                                                         Class A
                                                                   --------------------
                                                                        Year Ended
                                                                      March 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $   1.00
                                                                   --------------
Net investment income and net realized gains(b)                           .016
Dividends and distributions to shareholders                              (.016)
                                                                   --------------
Net asset value, end of year                                          $   1.00
                                                                   --------------
                                                                   --------------
TOTAL RETURN(a):                                                          1.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $439,783
Average net assets (000)                                              $402,953
Ratios to average net assets:
   Expenses, including distribution fee(b)                                 .20%
   Expenses, excluding distribution fee(c)                                 .15%
   Net investment income(b)                                               1.58%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Net of management and distribution fee waiver/expense subsidy (Notes 2 and 4).
(c) Net of management fee waiver/expense subsidy (Notes 2 and 4).

    18                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                       Class A
-----------------------------------------------------
                Year Ended March 31,
-----------------------------------------------------
  2002         2001         2000         1999
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
    .031         .062         .053         .053
   (.031)       (.062)       (.053)       (.053)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
    3.34%        6.43%        5.38%        5.39%
$433,001     $468,287     $371,866     $361,167
$468,805     $417,250     $366,127     $247,471
     .20%         .20%         .20%         .20%
     .15%         .15%         .15%         .15%
    3.23%        6.23%        5.27%        5.20%

    See Notes to Financial Statements                                     19

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                                                                         Class I
                                                                   --------------------
                                                                        Year Ended
                                                                      March 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $     1.00
                                                                   --------------
Net investment income and net realized gains(b)                            .016
Dividends and distributions to shareholders                               (.016)
                                                                   --------------
Net asset value, end of year                                         $     1.00
                                                                   --------------
                                                                   --------------
TOTAL RETURN(a):                                                           1.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $1,713,905
Average net assets (000)                                             $2,982,413
Ratios to average net assets:
   Expenses, including distribution fee(b)                                  .15%
   Expenses, excluding distribution fee(b)                                  .15%
   Net investment income(b)                                                1.69%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Net of management fee waiver/expense subsidy (Notes 2 and 4).

    20                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                           Class I
-------------------------------------------------------------
                    Year Ended March 31,
-------------------------------------------------------------
   2002           2001           2000           1999
-------------------------------------------------------------
$     1.00     $     1.00     $     1.00     $     1.00
----------     ----------     ----------     ----------
      .032           .062           .053           .053
     (.032)         (.062)         (.053)         (.053)
----------     ----------     ----------     ----------
$     1.00     $     1.00     $     1.00     $     1.00
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
      3.39%          6.48%          5.43%          5.45%
$3,704,670     $2,092,210     $1,601,631     $1,750,229
$3,729,340     $2,130,657     $1,643,961     $1,470,082
       .15%           .15%           .15%           .15%
       .15%           .15%           .15%           .15%
      3.05%          6.28%          5.30%          5.26%

    See Notes to Financial Statements                                     21

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Report of Independent Accountants

To the Shareholders and Board of Directors of Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series (the 'Fund') at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
May 15, 2003

    22                                     See Notes to Financial Statements

                                                        ANNUAL REPORT
                                                        MARCH 31, 2003


            PRUDENTIAL
            INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
--------------------------------------------------------------------------------


                                                        MANAGEMENT OF
                                                        THE FUND

Prudential Institutional Liquidity Portfolio, Inc.
     Institutional Money Market Series   www.prudential.com (800) 521-7466
             Management of the Fund (Unaudited)

      Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act) are referred to as 'Independent Directors.' Directors who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Directors.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI).

      Independent Directors1
      ----------------------

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       Delayne Dedrick Gold (64)            Director                since 1996

                       Robert E. La Blanc (69)              Director                since 1996

                       Robin B. Smith (63)                  Director                since 1987
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       -----------------------------------------------------------------------------------------
                       Delayne Dedrick Gold (64)        Marketing Consultant (1982-present);            88
                                                        formerly Senior Vice President and
                                                        Member of the Board of Directors,
                                                        Prudential Bache Securities, Inc.

                       Robert E. La Blanc (69)          President (since 1981) of Robert E.             77
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.

                       Robin B. Smith (63)              Chairman of the Board (since January            69
                                                        2003) of Publishers Clearing House
                                                        (direct marketing), formerly Chairman
                                                        and Chief Executive Officer (August
                                                        1996-January 2003) of Publishers
                                                        Clearing House.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       ------------------------------------------------------------
                       Delayne Dedrick Gold (64)                     --

                       Robert E. La Blanc (69)          Director of Storage
                                                        Technology Corporation
                                                        (since 1979, technology);
                                                        Chartered Semiconductor
                                                        Manufacturing Ltd. (since
                                                        1998, Singapore); Titan
                                                        Corporation (electronics,
                                                        since 1995), Computer
                                                        Associates International,
                                                        Inc. (since 2002) (software
                                                        company); Director (since
                                                        1999) of First Financial
                                                        Fund, Inc. and Director
                                                        (since April 1999) of The
                                                        High Yield Plus Fund, Inc.

                       Robin B. Smith (63)              Director of BellSouth
                                                        Corporation (since 1992).


    24                                                                    25

Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series   www.prudential.com   (800) 521-7466
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       Stephen Stoneburn (59)               Director                since 1996

                       Clay T. Whitehead (64)               Director                since 1999
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       -------------------------------------------------------------------------------------------
                       Stephen Stoneburn (59)           President and Chief Executive Officer           75
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995-June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993-1995)
                                                        of Cowles Business Media and Senior
                                                        Vice President of Fairchild
                                                        Publications, Inc. (1975-1989).

                       Clay T. Whitehead (64)           President (since 1983) of National              94
                                                        Exchange Inc. (new business
                                                        development firm).


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------------------------------------
                       Stephen Stoneburn (59)                        --

                       Clay T. Whitehead (64)           Director (since 2000) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 2000) of
                                                        The High Yield Plus Fund,
                                                        Inc.

       Interested Directors1
       ---------------------

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       *Robert F. Gunia (56)                Director and            since 1996
                                                            Vice President
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       -----------------------------------------------------------------------------------------
                       *Robert F. Gunia (56)            Executive Vice President and Chief              116
                                                        Administrative Officer (since June
                                                        1999) of Prudential Investments LLC
                                                        (PI); Executive Vice President and
                                                        Treasurer (since January 1996) of PI;
                                                        President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities Incorporated
                                                        (PSI); formerly Chief Administrative
                                                        Officer (July 1989-September 1996),
                                                        Director (January 1989-September
                                                        1996) and Executive Vice President,
                                                        Treasurer and Chief Financial Officer
                                                        (June 1987-December 1996) of
                                                        Prudential Mutual Fund Management,
                                                        Inc. (PMF).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       --------------------------------------------------------------
                       *Robert F. Gunia (56)            Vice President and Director
                                                        (since May 1989) and
                                                        Treasurer (since 1999) of
                                                        The Asia Pacific Fund, Inc.

    26                                                                    27

Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series   www.prudential.com  (800) 521-7466
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       *Judy A. Rice (55)                   Director and            since 2000
                                                            President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       -------------------------------------------------------------------------------------------
                       *Judy A. Rice (55)               President, Chief Executive Officer,             98
                                                        Chief Operating Officer and
                                                        Officer-in-Charge (since 2003) of PI;
                                                        formerly various positions to Senior
                                                        Vice President (1992-1999) of PI; and
                                                        various positions to Managing
                                                        Director (1975-1992) of Salomon Smith
                                                        Barney; Member of Board of Governors
                                                        of the Money Management Institute.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       ----------------------------------------------------------
                       *Judy A. Rice (55)                            --


      Information pertaining to the Officers of the Fund who are not the Directors is set forth below.

      Officers
      --------

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       Grace C. Torres (43)                 Treasurer and           since 1997
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Jonathan D. Shain (44)               Secretary               since 2001

                                                                Principal Occupations
                       Name, Address** and Age                 During Past Five Years
                       -----------------------------------------------------------------------
                       Grace C. Torres (43)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of PSI.

                       Jonathan D. Shain (44)           Vice President and Corporate Counsel
                                                        (since August 1998) of Prudential;
                                                        formerly Attorney with Fleet Bank,
                                                        N.A. (January 1997-July 1988) and
                                                        Associate Counsel (August
                                                        1994-January 1997) of New York Life
                                                        Insurance Company.

    28                                                                    29

Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series    www.prudential.com   (800) 521-7466
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       Marguerite E.H. Morrison (47)        Assistant               Since 2002
                                                            Secretary

                       Maryanne Ryan (38)                   Anti-Money              Since 2002
                                                            Laundering
                                                            Compliance
                                                            Officer
                                                                Principal Occupations
                       Name, Address** and Age                 During Past Five Years
                       -------------------------------------------------------------------------
                       Marguerite E.H. Morrison (47)    Vice President and Chief Legal
                                                        Officer--Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of Prudential; Senior Vice President
                                                        and Assistant Secretary (since
                                                        February 2001) of PI; Vice President
                                                        and Assistant Secretary of PIMS
                                                        (since October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996-February 2001)
                                                        of PI and Vice President and
                                                        Associate General Counsel (September
                                                        1987-September 1996) of PSI.

                       Maryanne Ryan (38)               Vice President, Prudential (since
                                                        November 1998), First Vice President,
                                                        PSI (March 1997-May 1998).

------------------

    1 Effective April 23, 2003 Nancy H. Teeters assumed the position of Trustee
      Emeritus and David R. Odenath, Jr. resigned as Director of the Fund.
    * 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager, the Subadviser or the Distributor.
   ** Unless otherwise noted, the address of the Directors and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ
      07102.
  *** There is no set term of office for Directors and Officers. The Independent
      Directors have adopted a retirement policy, which calls for the retirement of
      Directors on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Directors and/or Officer.
 **** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities and Exchange Act of 1934
      (i.e., 'public companies') or other investment companies registered under the
      1940 Act.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    30                                                                    31

Prudential
Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this-- they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
We've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

                         www.prudential.com    (800) 225-1852

Getting the Most from Your Prudential Mutual Fund

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money).
You'll also see capital gains here--both realized and unrealized.

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Institutional Liquidity Portfolio, Inc.
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STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

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                         www.prudential.com    (800) 225-1852

Getting the Most from Your Prudential Mutual Fund

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an index.

Prudential
Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

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Getting the Most from Your Prudential Mutual Fund

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument
(or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S.
dollars.

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For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 521-7466

Visit Prudential's website at:
www.prudential.com

DIRECTORS
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

OFFICERS
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

Fund Symbols    Nasdaq      CUSIP
-----------     ------      -----
Class A         PIMXX     744350109
Class I         PLPXX     744350604


MF137E    IFS-A080022